Inventory	9 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventory

Note 7 – Inventory

Inventories, consisting of material, material overhead, labor, and manufacturing overhead, are stated at the lower of cost (first-in, first-out) or market and consist of the following at September 30, 2017:

	September 30, 2017	December 31, 2016
Raw materials	$98,732	$-
Finished goods	128,280	-
	$227,012	$-

Raw materials consist of cannabis plants and the materials that are used in our production process prior to being tested and packaged for consumption. Finished goods consist of pre-packaged materials previously purchased from other licensed cultivators and our manufactured edibles and extracts.